Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s fiscal year ends on December 31. These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. They do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the interim periods are not necessarily indicative of the results that may be expected for the full fiscal year. These interim condensed consolidated financial statements and notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in its Annual Report on Form 10-K for the fiscal year ended December 31, 2024, as filed with the Securities and Exchange Commission (“SEC”).

Basis of Presentation

The Company’s fiscal year end is December 31. The accompanying consolidated financial statements of the Company for the years ended December 31, 2024, and 2023 have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) for financial information with the instructions to Form 10-K and Regulation S-K. Results are not necessarily indicative of results which may be achieved in future periods.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring management’s estimates and assumptions include determining the fair value of transactions involving shares of common stock, the recognition and measurement of deferred tax assets, and the evaluation of unrecognized deductible temporary tax differences. Actual results could differ from those estimates.

Use of Estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates include the recognition and measurement of deferred tax assets and the evaluation of unrecognized deductible temporary tax differences.

Principles of Consolidation

Principles of Consolidation

The Company consolidates entities in which it has a controlling financial interest, which generally exists when the Company owns more than 50% of the voting equity interests or otherwise has the power to direct the activities that most significantly impact the entity's economic performance. Investments in entities in which the Company does not have a controlling financial interest but has the ability to exercise significant influence are accounted for under the equity method. Investments in entities over which the Company does not have significant influence are accounted for at cost, less impairment (if any), or at fair value if elected.

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Down2Fish, through August 15, 2025, when the Company effected a spinoff of the subsidiary as a result of defaulting on a promissory note (see Note 8 and Note 11). All significant intercompany balances and transactions have been eliminated in consolidation.

Financial Instruments

Financial Instruments

The Company’s financial instruments consist primarily of cash, accounts payable, notes payable to related parties, other amounts due to related parties, and notes payable to financial institutions. The carrying amounts of cash, the accounts payable, and other amounts due to related parties approximate their fair values due to their short-term maturities.

Notes payable to related parties and financial institutions consist of both short-term and long-term borrowings. The fair value of these notes payable approximates their carrying amounts because the interest rates approximate current market rates or because these instruments are carried at amounts reflecting current borrowing terms.

Financial Instruments

The Company’s financial instruments consist primarily of cash, a government-issued bond, accounts payable, notes payable to related parties, other amounts due to related parties, and notes payable to financial institutions. The carrying amounts of cash, the government-issued bond, accounts payable, and other amounts due to related parties approximate their fair values due to their short-term maturities.

Notes payable to related parties and financial institutions consist of both short-term and long-term borrowings. The fair value of these notes payable approximates their carrying amounts because the interest rates approximate current market rates or because these instruments are carried at amounts reflecting current borrowing terms.

Concentration of Credit Risk

Concentration of Credit Risk

The Company maintains cash deposits at financial institutions in accounts that may at times exceed federally insured limits. At September 30, 2025 and December 31, 2024, the Company did not have any cash balances in excess of insured FDIC limits. The Company has not experienced any losses on such accounts, and believes it is not exposed to any significant credit risks.

Concentration of Credit Risk

The Company maintains cash deposits at financial institutions in accounts that may at times exceed federally insured limits. At December 31, 2024 and 2023, the Company did not have any cash balances in excess of insured FDIC limits. The Company has not experienced any losses on such accounts, and believes it is not exposed to any significant credit risks.

Fair Value Measurements

Fair Value Measurements

The Company applies ASC 820, Fair Value Measurement, for assets and liabilities measured at fair value on a recurring or nonrecurring basis. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. The three levels of inputs used to measure fair value are as follows:

Level 1—quoted prices in active markets for identical assets or liabilities;

Level 2—observable inputs other than quoted prices included in Level 1;

Level 3—unobservable inputs that are supported by little or no market activity and that are sufficient to the fair value of the assets or liabilities (for example cash flow modeling inputs based on assumptions).

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist primarily of cash on deposit with banks and money market funds. The Company maintains its cash in bank deposit accounts, which may exceed federally insured limits. As of September 30, 2025 and December 31, 2024 the Company had no cash equivalents.

Foreign Currency

Foreign Currency

The Company’s functional currency is the U.S. dollar. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rate in effect on the transaction date. Monetary assets and liabilities denominated in foreign currencies are remeasured at exchange rates in effect at the balance sheet date, with related gains and losses included in the consolidated statements of operations. Non-monetary assets and liabilities are remeasured at historical exchange rates. Foreign currency transaction gains and losses were not material for the periods presented.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, for service arrangements, and in accordance with ASC 842, Leases, for lease arrangements.

Under ASC 606, the Company recognizes revenue from fishing charter services by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction’s price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied. Service revenue is recognized over time as services are performed for customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.

Under ASC 842, Leases, lease revenue from an operating lease of equipment to a related party is recognized on a straight-line basis over the lease term, reflecting the pattern of the economic benefits derived from the lease. The Company’s lease has fixed rental payments over the lease term which are recognized monthly as the lessor fulfills its obligations under the lease agreement. As lease activities are a significant component of the Company’s ongoing business operations, lease revenue is included in total revenue and in the calculation of gross profit on the statements of operations.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and other receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts to reduce receivables to their estimated net realizable value. The allowance is based on historical collection experience, the age of the receivable, and a review of specific accounts. Account balances are charged against the allowance when management determines the receivable is uncollectible.

There were no provisions for doubtful accounts recorded at September 30, 2025 and December 31, 2024. The Company recorded $0 in bad debt expense for the three and nine months ended September 30, 2025 and 2024.

Cost of Services

Cost of Services

Cost of services consists primarily of direct labor, subcontractor costs, materials, and other costs directly attributable to the delivery of services to customers. Cost of services is recognized in the same period in which the related revenue is recognized.

Fixed Assets

Fixed Assets

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, which range from three to ten years. Repairs and maintenance are expensed as incurred, while major renewals and improvements are capitalized.

Leases (as Lessor)

Leases (as Lessor)

The Company has one lease arrangement under which equipment is leased to a related party. The related party is permitted to use the equipment during periods when it is not being used by the Company to provide services to customers. The arrangement is accounted for as an operating lease under ASC 842, Leases, as it does not transfer substantially all the risks and rewards of ownership. Lease revenue is recognized on a straight-line basis over the lease term.

Intangible Assets

Intangible Assets

Intangible assets acquired in business combinations are recognized at fair value as of the acquisition date. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, which range from three to fifteen years, and are reviewed for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. Intangible assets with indefinite lives are not amortized, but they are tested for impairment annually or more frequently if events or changes in circumstances indicate the asset may be impaired.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property, equipment, and definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate the carrying amount of an asset group may not be recoverable. Recoverability is measured by comparing the carrying amount of the asset group to the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset group. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized for the amount by which the carrying amount exceeds fair value.

Income Taxes

Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the judgment of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates in effect during the periods in which those temporary differences are expected to reverse.

Income Taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the judgment of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates in effect during the periods in which those temporary differences are expected to reverse.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for all share-based payments to employees and non-employees under ASC 718, Compensation—Stock Compensation, which requires that the value of the award be established at the date of grant and then expensed over the vesting period of the grant. The method of determining the fair value of share-based payments depends on the type of award. Stock-based compensation expense is included in general and administrative expenses on the statement of operations.

For share-based awards which are fully vested and non-forfeitable at the grant date, the cost is measured and recognized at that date.

For share-based awards vesting over a certain service period with no market conditions, the cost is valued using the Black-Scholes option pricing model based on inputs determined for the grant date. Once the per-share fair value on the grant date is established, the award is expensed over a weighted-average service period for the entire award using the straight-line method.

In accordance with the provisions of ASC 718, the Company has elected to account for forfeitures of options when such forfeitures occur rather than estimating forfeitures at the grant date. Therefore, the Company records stock-based compensation expense assuming all option holders will complete the requisite service period for the options to fully vest, and then an adjustment is recorded in the period during which forfeitures occur. Compensation cost is not reversed for stock options that have vested.

Stock-Based Compensation

The Company accounts for all share-based payments to employees and non-employees under ASC 718, Compensation—Stock Compensation, which requires that the value of the award be established at the date of grant and then expensed over the vesting period of the grant. The method of determining the fair value of share-based payments depends on the type of award. Stock-based compensation expense is included in general and administrative expenses on the statement of operations.

For share-based awards which are fully vested and non-forfeitable at the grant date, the cost is measured and recognized at that date.

For share-based awards vesting over a certain service period with no market conditions, the cost is valued using the Black-Scholes option pricing model based on inputs determined for the grant date. Once the per-share fair value on the grant date is established, the award is expensed over a weighted-average service period for the entire award using the straight-line method (also referred to as the single-award method).

In accordance with the provisions of ASC 718, the Company has elected to account for forfeitures of options when such forfeitures occur rather than estimating forfeitures at the grant date. Therefore, the Company records stock-based compensation expense assuming all option holders will complete the requisite service period for the options to fully vest, and then an adjustment is recorded in the period during which forfeitures occur. Compensation cost is not reversed for stock options that have vested prior to forfeiture.

Earnings (Loss) Per Share

Earnings Per Share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed using the weighted average number of common shares and potentially dilutive common stock equivalents, including stock options and warrants. The Company had 6,150,000 outstanding stock options at September 30, 2025 and 6,150,000 outstanding at September 30, 2024, which have been excluded from the calculation of diluted loss per share because their effects would be anti-dilutive due to net losses in both periods.

Earnings (Loss) Per Share

Basic earnings (loss) per share are computed using the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share are computed using the weighted average number of common shares and potentially dilutive common stock equivalents, including stock options and warrants. The Company had 6,150,000 outstanding stock options at December 31, 2024 and 7,950,000 at December 31, 2023, which have been excluded from the calculation of diluted loss per share because their effects would be anti-dilutive due to net losses in both periods.

Segment Reporting

Segment Reporting

The Company operates as a single operating segment, focusing on fishing charters and boat leases. The accounting policies of the operating segment are the same as those described in the summary of significant accounting policies. The Chief Executive Officer, who is the Company’s Chief Operating Decision Maker (“CODM”), reviews consolidated financial information to allocate resources and assess performance based on net income (loss) that is reported on the income statement. The measure of segment assets is reported on the balance sheet as total assets.

Recently Issued Accounting Pronouncements Adopted by the Company

Recently Issued Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments require disclosure of significant segment expenses that are regularly provided to the CODM and included in each reported measure of segment profit or loss. The amendments also require disclosure of all other segment items by reportable segment, the title and position of the CODM, and how the CODM uses the reported measures in assessing segment performance and allocating resources. These disclosures are required for both interim and annual periods and apply to all public entities, including those with a single reportable segment.

The Company adopted ASU 2023-07 for the year ended December 31, 2025, applying the amendments retrospectively to all periods presented. The adoption of this ASU did not have a material impact on the Company’s financial statements as the Company operates as a single reportable segment and the effect was limited to enhanced disclosures.

Recently Issued Accounting Pronouncements Adopted by the Company

In June 2016 the FASB issued ASU 2016-13 Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 is intended to provide financial statement users with more decision-useful information about expected credit losses on financial instruments and other commitments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company adopted ASU 2016-13 effective January 1, 2023, which adoption has not had a material effect on its financial statements.

Recent Accounting Pronouncements Not Yet Effective

Recent Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU No. 2023-09 “Income Tax (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The amendments in ASU 2023-09 aim to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 will be effective for the Company’s Annual Report on Form 10-K for the year ending December 31, 2025, with early adoption permitted. Management is evaluating the impact of this update on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03 “Disaggregation of Income Statement Expenses (“ASU 2024-03”). The amendments in ASU 2024-03 aim to the improvement of the decision usefulness of expense information on a public business entity’s income statement through the disaggregation of relevant expense captions in the notes to the financial statements. ASU 2024-03 will be effective for the Company’s Annual Report on Form 10-K for the year ending December 31, 2027, with early adoption permitted. Management is currently evaluating the impact of this update on the Company’s consolidated financial statements.

Management has reviewed recently issued accounting pronouncements and determined that none, other than ASU 2023-09 and ASU 2024-03, are expected to have a material effect on the Company’s consolidated financial statements.

Organization

Organization

Arvana Inc. (the “Company”) was incorporated in the State of Nevada on June 16, 1977, as Turinco, Inc. On July 24, 2006, the Company changed its name to Arvana Inc. to reflect the acquisition of a telecommunications business. The Company discontinued its telecommunications operations as of December 31, 2009.

On February 3, 2023, the Company acquired Down 2 Fish Charters, LLC, which was organized in the State of Florida on April 1, 2019. Down2Fish operates a Florida based fishing charter business offering a range of curated maritime adventures including inshore, offshore, and custom charters for fishing enthusiasts, nature lovers, and tourists. The business is operated from a private dock in Palmetto, Florida that services the Tampa Bay area in addition to St Petersburg, Sarasota, Venice, Port Charlotte, and Clearwater. Down2Fish generates its revenue from the sale and provision of fishing charter services as well as the lease of Down2Fish’s marine equipment.

Stock Split

Stock Split

On February 21, 2023, the Company’s stockholders approved a 3-for-1 forward stock split of the common shares. The stock split was filed with the Nevada Secretary of State effective March 31, 2023, and was reflected in the market through the Financial Industry Regulatory Authority (FINRA) on April 19, 2023. All references in these financial statements to common stock, share counts, and per-share amounts have been retroactively adjusted to reflect the stock split.

Reclassifications

Reclassifications

The Company made the following reclassifications for the year ended December 31, 2023 to conform with the current year presentation on the statement of operations:

•	Lease Revenue: $44,000 was reclassified from other income and expenses to revenue.
•	Cost of Services: $26,685 was reclassified from charter expenses, as previously included in operating expenses, to cost of services for inclusion in gross profit
•	Depreciation Expense: $23,969 was reclassified from charter expenses, as previously included in operating expenses, to a separate line item under operating expenses for enhanced transparency.

These reclassifications reflect a change in financial statement presentation as a result of changes in operational strategies due to new management in 2024, and were done solely to enhance comparability to the current year. These reclassifications are not corrections of errors, and they had no impact on net loss, total assets, or total liabilities for the period presented.

To conform with the current year presentation on the statement of cash flows, the Company reclassified $38,100 related to the change in related-party payables from financing activities to operating activities for the year ended December 31, 2023. This reclassification had no impact on the net change in cash or the ending balance of cash and cash equivalents for the period presented.